UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22961

Alpha Architect ETF Trust
(Exact name of registrant as specified in charter)

213 Foxcroft Road
Broomall, PA 19008
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

215-882-9983
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Agriculture, Construction, and Mining Machinery Manufacturing - 2.5%
25,117	Dril-Quip, Inc. (a)	$1,508,276
Clothing Stores - 8.8%
86,607	American Eagle Outfitters, Inc.	1,313,828
21,026	Dillards, Inc. Class A	1,318,120
57,912	The Gap, Inc.	1,299,545
44,626	Urban Outfitters, Inc. (a)	1,270,949
		5,202,442
Communications Equipment Manufacturing - 5.4%
51,241	Cisco Systems, Inc.	1,548,503
18,446	InterDigital, Inc.	1,685,042
		3,233,545
Computer and Peripheral Equipment Manufacturing - 5.1%
13,822	Apple, Inc.	1,600,864
95,026	HP, Inc.	1,410,186
		3,011,050
Department Stores - 2.2%
26,542	Kohl's Corp.	1,310,644
Electronics and Appliance Stores - 4.8%
31,630	Best Buy Co., Inc.	1,349,652
59,162	GameStop Corp. Class A	1,494,432
		2,844,084
Employment Services - 5.1%
16,990	Manpowergroup, Inc.	1,509,901
31,979	Robert Half International, Inc.	1,559,936
		3,069,837
Health and Personal Care Stores - 2.5%
19,057	CVS Health Corp.	1,503,788
Health Care Providers & Services - 2.5%
11,216	Cigna Corp.	1,496,102
Home Furnishings Stores - 4.4%
32,187	Bed Bath & Beyond, Inc.	1,308,080
27,264	Williams-Sonoma, Inc.	1,319,305
		2,627,385
Insurance Carriers - 5.1%
11,929	Aetna, Inc.	1,479,315
7,560	Humana, Inc.	1,542,467
		3,021,782
Motor Vehicle Body and Trailer Manufacturing - 2.6%
78,300	Gentex Corp.	1,541,727
Motor Vehicle Manufacturing - 4.9%
117,509	Ford Motor Co.	1,425,384
42,277	General Motors Co.	1,472,931
		2,898,315

Motor Vehicle Parts Manufacturing - 5.1%
13,977	Autoliv, Inc.	1,581,498
23,538	Tenneco, Inc. (a)	1,470,419
		3,051,917
Nondepository Credit Intermediation - 2.5%
65,753	H&R Block, Inc.	1,511,661
Other General Merchandise Stores - 7.3%
28,164	Big Lots, Inc.	1,414,114
19,939	Target Corp.	1,440,194
21,738	Wal-Mart Stores, Inc.	1,502,531
		4,356,839
Other Telecommunications - 2.7%
29,869	Verizon Communications, Inc.	1,594,407
Outpatient Care Centers - 2.6%
36,971	HealthSouth Corp.	1,524,684
Pharmaceutical and Medicine Manufacturing - 5.4%
21,086	Gilead Sciences, Inc.	1,509,968
11,670	United Therapeutics Corp. (a)	1,673,828
		3,183,796
Poultry and Egg Production - 2.8%
37,987	Cal-Maine Foods, Inc.	1,678,076
Printing and Related Support Activities - 2.6%
21,768	Deluxe Corp.	1,558,806
Residential Building Construction - 2.7%
943	NVR, Inc. (a)	1,573,867
Scheduled Air Transportation - 2.6%
17,505	Alaska Air Group, Inc.	1,553,219
Shoe Stores - 2.3%
19,542	Foot Locker, Inc.	1,385,332
Software - 2.6%
48,336	CA, Inc.	1,535,635
Traveler Accommodation - 2.6%
19,949	Wyndham Worldwide Corp.	1,523,505
	TOTAL COMMON STOCKS
	(Cost $60,791,907)	$59,300,721
	TOTAL INVESTMENTS - 99.7%
	(Cost $60,791,907)	$59,300,721
	Other Assets in Excess of Liabilities - 0.3%	195,616
	TOTAL NET ASSETS - 100.0%	$59,496,337

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

ValueShares International Quantitative Value ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%
Australia - 2.2%
324,830	Qantas Airways Ltd.	$780,599
Denmark - 2.3%
12,494	Vestas Wind Systems A/S	811,999
France - 8.8%
7,171	Cie Generale des Etablissements Michelin	797,885
20,683	Faurecia	801,973
48,623	Peugeot SA (a)	793,083
8,962	Renault SA	797,258
		3,190,199
Germany - 4.4%
60,906	Deutsche Lufthansa AG	786,665
26,577	Evonik Industries AG	793,970
		1,580,635
Hong Kong - 4.4%
2,210,843	China Power International Development Ltd.	801,144
502,958	China Resources Power Holdings Co., Ltd.	799,077
		1,600,221
Japan - 63.9%
48,100	Alfresa Holdings Corp.	795,939
21,800	Bridgestone Corp.	786,012
47,100	Canon Marketing Japan, Inc.	792,287
4,800	Central Japan Railway Co.	789,767
33,000	CyberAgent, Inc.	815,435
71,500	Daicel Corp.	789,176
19,300	Fuji Heavy Industries Ltd.	788,018
379,500	GungHo Online Entertainment, Inc.	808,518
77,600	HASEKO Corp.	789,445
31,600	Hitachi Chemical Co., Ltd.	790,304
19,900	Hitachi High-Technologies Corp.	802,811
27,100	Japan Airlines Co., Ltd.	791,842
114,000	KAJIMA CORP.	789,100
15,200	KAKEN PHARMACEUTICAL CO., LTD.	806,331
31,000	KDDI Corp.	784,980
63,300	KINDEN Corp.	789,659
48,000	Mazda Motor Corp.	785,249
28,900	Namco Bandai Holdings, Inc.	797,455
43,500	Nippon Television Holdings, Inc.	789,792
78,100	Nissan Motor Co., Ltd.	785,511
82,700	Obayashi Corp.	790,382
76,900	Panasonic Corp.	782,653

6,300	Shimamura Co Ltd	786,456
86,000	Shimizu Corp.	786,601
123,000	SUMITOMO HEAVY INDUSTRIES, Ltd.	792,462
24,300	SUZUKEN CO., LTD.	794,233
113,000	Taisei Corp.	790,879
113,000	TOSOH CORP.	799,581
34,100	Toyota Boshoku Corp.	783,972
		22,974,850
United Kingdom - 13.4%
139,634	Barratt Developments PLC	795,726
18,884	Dialog Semiconductor PLC (a)	798,412
168,250	Howden Joinery Group PLC	795,819
18,079	InterContinental Hotels Group PLC	810,572
37,100	Persimmon PLC	812,028
422,821	Taylor Wimpey PLC	799,870
		4,812,427
	TOTAL COMMON STOCKS
	(Cost $34,238,799)	$35,750,930
	TOTAL INVESTMENTS - 99.4%
	(Cost $34,238,799)	$35,750,930
	Other Assets in Excess of Liabilities - 0.6%	215,666
	TOTAL NET ASSETS - 100.0%	$35,966,596

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%
Aerospace Product and Parts Manufacturing - 2.0%
6,332	HEICO Corp.	$488,514
Animal Slaughtering and Processing - 2.2%
8,750	Tyson Foods, Inc.	539,700
Architectural and Structural Metals Manufacturing - 2.1%
4,729	Drew Industries, Inc.	509,550
Building Equipment Contractors - 2.1%
14,740	Quanta Services, Inc. (a)	513,689
Chemicals - 2.0%
5,663	Albemarle Corp.	487,471
Clothing Stores - 1.9%
4,786	The Children's Place, Inc.	483,147
Coal Mining - 1.8%
24,152	CONSOL Energy, Inc.	440,291
Communications Equipment Manufacturing - 2.2%
63,399	Sprint Corp. (a)	533,820
Data Processing, Hosting, and Related Services - 2.0%
20,884	Hewlett Packard Enterprise Co.	483,256
Drugs and Druggists' Sundries Merchant Wholesalers - 1.8%
9,526	Nu Skin Enterprises, Inc. Class A	455,152
Electric Power Generation, Transmission and Distribution - 6.4%
8,460	Black Hills Corp.	518,936
20,832	CenterPoint Energy, Inc.	513,300
8,396	MGE Energy, Inc.	548,259
		1,580,495
Iron and Steel Mills and Ferroalloy Manufacturing - 4.3%
54,442	AK Steel Holding Corp. (a)	555,853
14,010	Steel Dynamics, Inc.	498,476
		1,054,329
IT Services - 2.0%
8,198	Computer Sciences Corp.	487,125
Metal Ore Mining - 7.6%
51,508	Coeur Mining, Inc. (a)	468,208
32,381	Freeport-McMoRan, Inc. (a)	427,105
15,322	Newmont Mining Corp.	522,021
7,138	Royal Gold, Inc.	452,192
		1,869,526
Motor Vehicle Body and Trailer Manufacturing - 2.0%
4,943	Thor Industries, Inc.	494,547

Natural Gas Distribution - 4.2%
17,867	MDU Resources Group, Inc.	514,033
11,095	UGI Corp.	511,258
		1,025,291
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.2%
8,034	Masimo Corp. (a)	541,492
Nonmetallic Mineral Mining and Quarrying - 2.2%
9,822	US Silica Holdings, Inc.	556,711
Oil and Gas Extraction - 1.8%
20,413	Rice Energy, Inc. (a)	435,818
Other Electrical Equipment and Component Manufacturing - 2.0%
4,146	Spectrum Brands Holdings, Inc.	507,180
Other Miscellaneous Store Retailers - 1.9%
16,541	Ollie's Bargain Outlet Holdings, Inc. (a)	470,591
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 1.8%
20,107	The Chemours Co.	444,164
Pharmaceutical and Medicine Manufacturing - 2.0%
4,225	IDEXX Laboratories, Inc. (a)	495,466
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 2.0%
8,490	Trinseo SA (b)	503,457
Restaurants and Other Eating Places - 1.9%
2,958	Domino's Pizza, Inc.	471,032
Scheduled Air Transportation - 4.0%
5,594	Copa Holdings SA (b)	508,103
13,488	SkyWest, Inc.	491,638
		999,741
Scientific Research and Development Services - 2.1%
6,020	Science Applications International Corp.	510,496
Semiconductor and Other Electronic Component Manufacturing - 10.3%
9,002	Advanced Energy Industries, Inc. (a)	492,859
15,436	Applied Materials, Inc.	498,120
14,958	Finisar Corp. (a)	452,779
8,637	MKS Instruments, Inc.	513,038
5,391	NVIDIA Corp.	575,435
		2,532,231
Semiconductors & Semiconductor Equipment - 1.9%
34,662	Marvell Technology Group Ltd. (b)	480,762
Services to Buildings and Dwellings - 1.9%
11,297	ABM Industries, Inc.	461,369
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.0%
6,124	Stepan Co.	498,983
Software Publishers - 5.7%
9,205	CommVault Systems, Inc. (a)	473,137
20,379	Symantec Corp.	486,854
10,694	Veeva Systems, Inc. (a)	435,246
		1,395,237

Spectator Sports - 2.0%
19,281	International Game Technology PLC (b)	492,051
Sporting Goods, Hobby, and Musical Instrument Stores - 1.8%
8,415	Dicks Sporting Goods, Inc.	446,836
Steel Product Manufacturing from Purchased Steel - 1.7%
8,832	Worthington Industries, Inc.	418,990
Support Activities for Crop Production - 2.0%
8,016	Fresh Del Monte Produce, Inc. (b)	486,010
	TOTAL COMMON STOCKS
	(Cost $24,004,397)	$24,594,520
	TOTAL INVESTMENTS - 99.8%
	(Cost $24,004,397)	$24,594,520
	Other Assets in Excess of Liabilities - 0.2%	45,659
	TOTAL NET ASSETS - 100.0%	$24,640,179

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Foreign Issue Security.

MomentumShares International Quantitative Momentum ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%
Australia - 8.7%
33,766	Aristocrat Leisure Ltd.	$377,693
54,879	BlueScope Steel Ltd.	367,521
81,232	Fortescue Metals Group Ltd.	345,279
27,396	Newcrest Mining Ltd.	400,350
		1,490,843
Belgium - 2.2%
6,487	Umicore SA	369,767
Bermuda - 2.2%
53,600	Dairy Farm International Holdings Ltd.	385,384
Finland - 11.3%
7,590	Kesko OYJ	379,348
10,740	Konecranes OYJ	381,900
9,293	Neste Oyj	357,054
8,980	Orion Oyj	399,760
46,919	Outokumpu OYJ (a)	420,057
		1,938,119
France - 6.7%
20,665	CNP Assurances	382,854
7,406	Nexans SA (a)	383,639
2,824	SEB SA	382,735
		1,149,228
Germany - 8.9%
2,506	Adidas AG	396,088
5,649	Covestro AG	387,589
2,583	Hochtief Ag	361,763
7,355	Osram Licht AG	385,758
		1,531,198
Hong Kong - 6.3%
848,832	Fullshare Holdings Ltd.	396,257
77,959	Galaxy Entertainment Group Ltd	339,805
53,329	The Wharf Holdings Ltd.	354,518
		1,090,580
Japan - 7.5%
21,000	Fujitsu General Ltd.	444,526
11,400	Konami Holdings Co.	460,389
23,200	ZENSHO Holdings Co. Ltd.	382,316
		1,287,231

Jersey - 4.5%
248,812	boohoo.com plc (a)	413,194
104,396	Glencore PLC (a)	356,834
		770,028
Netherlands - 4.0%
65,320	Delta Lloyd NV	365,594
75,228	PostNL NV (a)	324,042
		689,636
New Zealand - 2.2%
51,576	Fletcher Building Ltd.	379,796
Norway - 6.7%
6,901	Leroy Seafood Group ASA	384,474
21,108	Marine Harvest ASA	380,589
30,498	Subsea 7 S.A. (a)	386,022
		1,151,085
Sweden - 4.4%
14,187	Boliden AB	370,457
15,838	NCC AB	391,839
		762,296
United Kingdom - 24.2%
43,271	3i Group PLC	375,426
37,392	Abcam PLC	353,450
24,996	Anglo American PLC (a)	357,341
6,250	ASOS PLC (a)	382,354
112,925	BBA Aviation PLC	394,267
64,410	BP PLC	404,517
48,906	HomeServe PLC	373,687
91,307	JD Sports Fashion PLC	357,725
162,489	Melrose Industries PLC	396,000
9,881	Rio Tinto PLC	384,624
28,382	RPC Group PLC	372,518
		4,151,909
	TOTAL COMMON STOCKS
	(Cost $16,734,887)	$17,147,100
	TOTAL INVESTMENTS - 99.8%
	(Cost $16,734,887)	$17,147,100
	Other Assets in Excess of Liabilities - 0.2%	35,912
	TOTAL NET ASSETS - 100.0%	$17,183,012

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of December 31, 2016:

	ValueShares U.S. Quantitative Value ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$59,300,721	$-	$-	$59,300,721
Total Investments in Securites	$59,300,721	$-	$-	$59,300,721

	ValueShares International Quantitative Value ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$35,750,930	$-	$-	$35,750,930
Total Investments in Securites	$35,750,930	$-	$-	$35,750,930

	MomentumShares U.S. Quantitative Momentum ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$24,594,520	$-	$-	$24,594,520
Total Investments in Securites	$24,594,520	$-	$-	$24,594,520

	MomentumShares International Quantitative Momentum ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$17,147,100	$-	$-	$17,147,100
Total Investments in Securites	$17,147,100	$-	$-	$17,147,100

* For further detail on each asset class, see the Schedule of Investments.

The unaudited cost basis of investments for federal income tax purposes at December 31, 2016 (unaudited) was as follows*:

	ValueShares U.S. Quantitative Value ETF	ValueShares International Quantitative Value ETF

Cost of investments	$60,791,907	$34,238,799
Gross unrealized appreciation	$2,409,521	$2,685,001
Gross unrealized depreciation	$(3,900,707)	$(1,172,870)
Net unrealized appreciation/(depreciation)	$(1,491,186)	$1,512,131

	MomentumShares U.S. Quantitative Momentum ETF	MomentumShares International Quantitative Momentum ETF

Cost of investments	$24,004,397	$16,734,887
Gross unrealized appreciation	$1,272,906	$1,121,243
Gross unrealized depreciation	$(682,783)	$(709,030)
Net unrealized appreciation/(depreciation)	$590,123	$412,213

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpha Architect ETF Trust

By (Signature and Title)  /s/ Wesley R. Gray
                                            Wesley R. Gray, Principal Executive Officer, President

Date   February 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Wesley R. Gray
                                            Wesley R. Gray, Principal Executive Officer, President

Date   February 8, 2017

By (Signature and Title)  /s/ John R. Vogel
                                           John R. Vogel, Principal Financial Officer, Treasurer

Date   February 7, 2017